OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2019
OTHER COMPREHENSIVE INCOME
Schedule of other comprehensive income

	Years ended December 31,
	2017			2018			2019
	Before tax	Tax	Net of tax	Before tax	Tax	Net of tax	Before tax	Tax	Net of tax
	amount	effect	amount	amount	effect	amount	amount	effect	amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Cash flow hedges:
Effective portion of changes in fair value of hedging instruments recognized during the year	(1,314)	240	(1,074)	(12,500)	2,159	(10,341)	5,258	(974)	4,284
Amounts transferred to initial carrying amount of hedged items	(4)	1	(3)	—	—	—	—	—	—
Reclassification adjustments for amounts transferred to the consolidated statement of income	(575)	72	(503)	730	(130)	600	853	(196)	657
Net movement during the year recognized in other comprehensive income (i)	(1,893)	313	(1,580)	(11,770)	2,029	(9,741)	6,111	(1,170)	4,941
Available-for-sale financial assets:
Changes in fair value recognized during the year	(57)	—	(57)	—	—	—	—	—	—
Changes in the fair value of instruments at fair value through other comprehensive income	—	—	—	(41)	(12)	(53)	(39)	8	(31)
Net movement during the year recognized in other comprehensive income	(57)	—	(57)	(41)	(12)	(53)	(39)	8	(31)
Share of other comprehensive income/(loss) of associates and joint ventures	1,053	—	1,053	(240)	11	(229)	(810)	—	(810)
Foreign currency translation differences	(3,792)	—	(3,792)	3,399	—	3,399	1,480	—	1,480
Other comprehensive income	(4,689)	313	(4,376)	(8,652)	2,028	(6,624)	6,742	(1,162)	5,580

Note:

(i)

As of December 31, 2018 and 2019, cash flow hedge reserve amounted to a loss of RMB 4,932 and a gain of RMB 1,102, respectively, of which a loss of RMB 4,917 and a gain of RMB 1,037 were attributable to owners of the Company.